UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:     811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)
FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808

(Name and address of agent for service)
Registrant’s telephone number, including area code:     303-572-6990
Date of fiscal year end:     09/30
Date of reporting period:     09/30/2008

i

ITEM 1. REPORTS TO STOCKHOLDERS.

November 26, 2008

Dear Shareholders,

It’s time to count our blessings as there are many. While other funds have experienced extreme hardship, and substantial loss, our pain at Colorado BondShares has been more moderate. The events of the last six months really defy description and I suppose recounting all that has happened should be left to historians. In any case, that discussion goes way beyond the scope of this letter. While some of the events seem largely unprecedented, most are in keeping with what happens during a serious downturn in the economy of the type we are experiencing. Just like past tough times, we will get through this and we will emerge with a stronger more sound economy.

We at Colorado BondShares have been impacted by the broad economic setbacks but have been able to position the fund with large cash and cash equivalents of nearly $300 million. This comes at a time when interest rates on projects in Colorado have reached levels that we saw twenty years ago or more. With the benefit of hindsight, many wish that they had bought all the bonds they could acquire back in the 1980’s and 1990’s. I suspect that the correct thing to do now is just that. The challenge will be to remain disciplined and choose from among the many opportunities out there to find the very best. Orchestrating the timing of the purchases will also be challenging. Income which we chose to forego in previous periods because of our policy to stay liquid will now come back to us many fold. What is prized in a recession is a dependable source of income, that is what we have sought and now endeavor to further assemble here. The principal lost (2.70%) will come back as well when calm returns, value prevails, and spreads narrow.

The Irish have a blessing which after exercising a little poetic license goes something like this;

“May the roof over all of us at the fund built at great cost by tireless effort, countless contributions and good counsel never fall in and may the trustees, friends, family members, brokers, advisors and clients gathered under it never fall out.”

Thank you all for your steadfast loyalty during these times of trouble. Our shareholders are truly without equal as you have proven so many times. We welcome the opportunity to propel us all forward into the next age of prosperity. There will be some additional rough spots ahead but to the extent possible let us do the worrying for you. The specifics of our performance for the last twelve months are detailed in the following pages.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board
of Trustees, Interim President, Secretary,
Treasurer and Trustee
Bruce G. Ely, Trustee
James R. Madden, Trustee
Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend
Disbursing Agent

Freedom Funds Management Company

Distributor

SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

Anton Collins Mitchell LLP

Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FEDERAL INCOME TAX INFORMATION
(unaudited)

In early 2009, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Market conditions for tax-exempt bonds during the first three quarters of the fiscal year, ended September 30, 2008 were unlike any time in recorded history. Bond investors became extremely risk adverse and a capital crunch evolved during the year in all equity, fixed income, commodity and real estate markets. In an effort to restore liquidity the Federal Reserve Bank lowered the target federal funds rate to 1.0%. Also unprecedented was the involvement of the U.S. Treasury and the executive and legislative branches in managing fiscal policy to help prevent an economic meltdown. In this environment, bond prices have been unusually volatile and interest rate spreads to treasuries widened like never before.

For the fiscal year ended September 30, 2008 the Fund experienced a total return of 2.53% at net asset value; the return was comprised of an investment income component of 5.23% and principal depreciation of (2.70%). This year’s performance while not consistent with prior years comparison was still once again good enough to rank the Fund as one of the top funds in the country in our performance category of single state intermediate municipal bond funds. According to Morningstar Inc., the Fund has ranked as a top-performer in six out of the last ten years (1999, 2001, 2004, 2005, 2007 and 2008). The Fund also led all other Colorado municipal bond funds in the three-year, five-year and ten-year total performance category at net asset value with returns of 4.93%, 5.39% and 5.72%, respectively, demonstrating its consistency over a longer time frame. The average annual total returns at the maximum offering price (including sales charges and reinvestment of all dividends and distributions) are (2.34%), 3.24%, 4.37%, 5.21% for the one, three, five and ten-year periods ended September 30, 2008, respectively.

A key factor which allowed the Fund to outperform competitors was management’s determination to maintain an average duration (time period during which securities are likely to be held by the portfolio) of 6.8 years for the portfolio, which was among the shortest in our peer group. The Fund carried a disproportionately high weighting of short-term bonds in the portfolio, designed to lessen the exposure to market risk in a time when it seemed likely for interest rates to rise and spreads to widen. It should be stated that past performance is not necessarily indicative of future performance, but it is one of many important factors to consider when evaluating a potential investment.

While the strategy of buying short maturities helped to protect principal, it did not maximize the current income stream. Even so, total distributions of $0.50/share in fiscal year 2008 were comparable to $0.49/share and $0.54/share in fiscal years 2006 and 2007, respectively. It is management’s philosophy that foregoing risky opportunities that may increase income is preferable to potentially incurring permanent losses of principal. Until the risks posed by rising interest rates have abated, management will continue to exercise this methodology. Much of this year’s success may be attributed to longer term holdings being principally invested in non-rated tax-exempt bonds, with coupon rates that exceed average coupons currently available in the market. Non-rated securities are generally subject to greater credit risk than rated issues; but proper analysis by management may mitigate these risks.

PERFORMANCE SUMMARY (Unaudited)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
COLORADO BONDSHARES(1)
THE LIPPER GENERAL MUNICIPAL DEBT FUND INDEX(4)
AND THE BARCLAYS CAPITAL MUNICIPAL BOND TOTAL RETURN INDEX
(FORMERLY KNOWN AS THE LEHMAN BROTHERS MUNICIPAL BOND INDEX)(5)

(1)	Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated period of time, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

*	Fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.

(2)	Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period. Average annual total returns for the one-year, five-year and ten-year periods ended September 30, 2008 are (2.34%), 4.37%, and 5.21%, respectively. Average annual total return includes the imposition of the sales charge and assumes the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

(3)	Includes reinvestment of dividends and adjustment for the maximum sales charge of 4.75%.

(4)	The Lipper General Muni Debt Fund Index is a non-weighted index of the 30 largest funds that invest at least 65% of assets in municipal debt issues in the top four credit ratings. The Lipper General Muni Debt Fund Index reflects no deductions for fees, expenses or taxes, includes reinvestment of dividends but does not reflect any adjustment for sales charge.

(5)	The Barclays Capital Municipal Bond Total Return Index (formerly known as the Lehman Brothers Municipal Bond Index) is considered representative of the broad market for investment grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million. You cannot invest directly in this index. This index is not professionally managed and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower. The Fund selected the Barclay Index to compare the returns of the Fund to an appropriate broad-based securities market index. You should note, however, that there are some fundamental differences between the portfolio of securities invested in by the Fund and the securities represented by the Barclay Index. Unlike the Fund which invests primarily in not-rated securities on issues of any size, the Barclay Index only includes securities with a rating of at least “Baa” by Moody’s Investor Services, Inc. from an issue size of no less than $50 million. Some of these differences between the portfolio of the Fund and the securities represented by the Barclay Index may cause the performance of the Fund to differ from the performance of the Barclay Index.

CREDIT QUALITY (Unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of September 30, 2008

SECTOR BREAKDOWN (Unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of September 30, 2008

*Cash & cash equivalents include cash, receivables less liabilities plus securities with a maturity date of one year or redemption feature of one year or less, including variable rate securities as identified in the accompany Schedule of Investments.

FUND EXPENSES (Unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual return, which includes the effect of Fund expenses. You can estimate the expenses that you paid over the period by using the information below together with the amount you invested. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information that is intended to help you compare the ongoing costs of investing in the Fund with those of other mutual funds. The hypothetical “Ending Account Value” is based on the actual expense ratio of the Fund and an assumed 5% rate of return per year before expenses. The results do not apply to your investment because the return used is not the Fund’s actual return. This information is useful for making comparisons with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2008

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares A Tax — Exempt Fund	Value 04/01/08	Value 09/30/08	During Period(1)

Based on Actual Fund Return	$1,000.00	$1,007.64	$2.77
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.25	$2.79

(1)	The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges. If transaction costs were included, your total costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Colorado BondShares — A Tax-Exempt Fund

We have audited the accompanying statement of assets and liabilities of Colorado BondShares — A Tax-Exempt Fund (the “Fund”), including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares — A Tax-Exempt Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ ANTON COLLINS MITCHELL LLP

Denver, Colorado
November 26, 2008

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments

September 30, 2008

Face Amount		Market Value

Colorado Municipal Bonds — 80.9%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.50% to yield 8.00% due 12/1/2035	$1,446,624
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	806,570
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	2,615,546
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,676,500
3,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% yield to call 8.125% due 12/1/2037	3,078,000
1,602,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,601,711
4,830,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Bonds Series 2008A, 8.05% due 12/1/2038(h)	4,830,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Bonds Series 2008B, 8.05% due 12/1/2038(h)	6,510,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	814,440
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	673,302
5,080,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,079,086
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021(b)	2,282,198
4,520,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,684,749
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	2,162,000
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
3,570,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019(b)	3,777,703
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022(b)	2,859,950
6,000,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2022(b)	6,935,520

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,971,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028(b)	$4,722,472
4,550,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005B, 8.21% due 7/1/2032(h)	4,550,000
9,140,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 8.71% due 7/1/2032(h)	9,140,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	403,465
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	25,000
565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-10.375% due 12/1/2008(a)(i)	39,550
1,805,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017(b)	1,813,502
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027(a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)	1,104,584
1,700,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	1,328,006
815,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	814,478
1,090,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	977,501
235,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010(b)	247,906
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023(a)	4,148,875
1,965,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032(b)	2,232,437
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	770,007
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.650% due 1/1/2037(h)	433,224

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	$3,293,082
500,000	Colorado Housing and Finance Authority Adjustable Rate Multi-family Housing Insured Mortgage Revenue 2002 Series AA, 9.00% due 10/1/2030(h)	500,000
200,000	Colorado Housing and Finance Authority Multi-Family Project Class III Adjustable Rate 2006 Series A-3, 10.00% due 10/1/2036(h)	200,000
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	21,661,325
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	7,505,000
10,350,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 8.05% due 12/1/2028(h)	10,350,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027(b)	2,926,876
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034(b)	4,318,430
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 8.05% due 12/1/2036(h)	2,600,000
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	916,793
2,210,073	Crested Butte Industrial Development Refunding and Improvement Revenue (Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026(a)	1,686,507
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,172,731
1,740,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,766,239
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	742,698
400,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	368,828
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023(c)	6,651,225
5,000,000	Ebert Metropolitan District Securitization Trust Class A2 Certificates Series 2004-S1, 8.10% due 12/1/2009(h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Class A2 Certificates Series 2005-S1, 8.10% due 12/1/2009(h)	1,725,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	$4,708,250
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	62,000
1,895,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	2,177,393
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	5,219,532
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019(b)	530,675
850,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018(b)	853,323
710,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	646,831
860,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019(b)	887,030
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,673,360
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023(b)	6,857,967
640,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017(b)	656,179
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	798,810
90,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	90,877
210,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	210,844
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,441,020
2,000,000	Madre Metropolitan District No. 2 G. O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,361,520
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027(b)	7,568,316
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036(b)	2,288,643
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028	30,485,000
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993) 7.999% due 6/1/2029	11,580,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993) 7.999% due 6/1/2029	$11,565,000
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993) 7.999% due 6/1/2029	11,515,000
24,985,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984 10.00% due 7/1/2010(h)	24,985,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	80,314
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	617,800
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043(e)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	741,160
3,920,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% — 6.125% to yield 7.90% due 12/1/2026-12/1/2035	3,011,032
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	869,985
1,130,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2021(b)	1,299,647
2,740,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	3,012,493
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 11.70% due 12/1/2021(b)(c)	1,707,574
1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	814,440
1,335,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017(b)	1,341,221
4,440,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019(b)	4,690,771
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,776,879
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	7,987,770
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	11,757,612

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
5,620,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021(b)	$6,529,316
2,100,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% — 6.50% due 12/1/2025 — 12/1/2035	1,643,945
1,155,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	1,048,832
138,133	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	138,098
334,438	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)	178,761
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)	54,187
765,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017(b)	776,850
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	1,420,040
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	727,920
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,393,375
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034(b)	2,354,460
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016(b)	570,149
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024(b)	1,171,030
1,705,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement Series 1998, 7.75% due 6/1/2018	1,734,309
3,035,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019(b)	3,246,084
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021(b)	3,806,316
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021(b)	3,447,453
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	8,972,500
3,815,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,815,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Municipal Bonds — (Continued)
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	$859,886
5,500,000	Triview Metropolitan District G.O. Variable Rate Refunding and Improvement Series 2006A, 3.60% due 11/1/2023(h)	5,490,760
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	9,797,302
9,174,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014	8,798,233
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	18,013,608
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037	7,289,475
2,545,000	Westminster (City of) Water and Wastewater Utility Enterprise Variable Rate Demand Water and Wastewater Revenue Series 2002, 9.50% due 12/1/2022(h)	2,545,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	395,670
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,245,000
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,704,053
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	412,940

451,026,763	Total Colorado Municipal Bonds (amortized cost $438,192,555)	$428,448,237

Colorado Capital Appreciation and Zero Coupon Bonds — 12.6%
27,777,698	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(b)(d)	$5,149,430
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037(d)	7,323,425
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	284,679
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons, Series 2006, 8.00% due 12/1/2010-2031(d)	3,191,118
18,070,878	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027(d)	6,976,143

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Market Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031(b)(d)	$1,586,751
16,500,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)	9,574,125
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023(d)	289,071
4,280,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2009-12/1/2023(d)	1,992,545
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(d)(i)	18,132
6,725,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2008-2012(d)	5,731,502
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030(d)	5,637,840
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037(d)	2,377,756
8,365,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011(d)	6,728,890
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037(d)	5,294,738
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	1,871,802
8,785,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023(d)	2,577,168

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $70,290,904)	$66,605,115

Colorado Certificates of Participation — 4.1%
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	$511,788
4,500,000	Castle Pines North Metropolitan District Variable Rate Certificates of Participation Series 2008, 8.50% due 12/1/2033(h)	4,500,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount			Market Value

Colorado Certificates of Participation — (Continued)
16,695,000	Town of Castle Rock Certificates of Participation Series 2008, 8.50% due 9/1/2037(h)		$16,695,000

	Total Colorado Certificates of Participation Bonds (amortized cost $21,722,330)		$21,706,788
Other Municipal Bonds — 2.4%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 17.39% due 4/1/2037(g)		$4,904,915
676,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028		625,645
992,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027		852,515
5,000,000	Uinta County School District Number 6 G. O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020		6,185,400

	Total Other Municipal Bonds (amortized cost $12,786,829)		$12,568,475
Colorado Taxable Notes — 0%
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002(a)		$227,347

	Total Colorado Taxable Notes (amortized cost $227,347)		$227,347

	Total Investments, at value	70.1%	$529,555,962
	Other assets net of liabilities	29.9%	225,546,019

	Net assets	100.0%	$755,101,981

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 1 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2008. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,777,305 and a market value of $1,715,049 or less than 1% of net assets, respectively, as of September 30, 2008.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Assets and Liabilities
September 30, 2008

ASSETS
Investments, at value (amortized cost $543,219,965)	$529,555,962
— see accompanying schedule
Cash	170,162,793
Interest receivable	57,113,904
Receivable for shares of beneficial interest sold	842,216
Receivable for investments sold	368,000

TOTAL ASSETS	758,042,875

LIABILITIES
Payables and other liabilities:
Dividends payable	1,582,260
Payable for shares redeemed	824,969
Management fees payable	308,106
Accrued expenses payable	225,559

TOTAL LIABILITIES	2,940,894

NET ASSETS	$755,101,981

COMPOSITION OF NET ASSETS
Paid-in capital	$767,966,371
Undistributed net investment income	713,706
Accumulated net realized gain and losses	85,907
Net unrealized depreciation of investments (note 3)	(13,664,003)

NET ASSETS	$755,101,981

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 81,711,339 shares of beneficial interest outstanding at September 30, 2008, unlimited number of no par value shares authorized)	$9.24

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.70

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Operations
For The Fiscal Year Ended September 30, 2008

INVESTMENT INCOME
Interest	$37,370,100
EXPENSES
Management fees (note 4)	3,171,062
Custodian fees (note 5)	60,989
Legal and auditing fees	214,651
Portfolio pricing fees	20,703
Registration fees	14,640
Shareholders’ reports	74,344
Transfer agency expenses (note 4)	94,939
Trustees’ fees	3,934
Other	20,559

Total expenses	3,675,821
Less expenses paid indirectly	(95,364)

Net expenses	3,580,457

NET INVESTMENT INCOME	33,789,643

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	64,308
Change in net unrealized appreciation/depreciation on investments	(18,929,126)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(18,864,818)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,924,825

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statements of Changes in Net Assets
For The Fiscal Years Ended September 30,

	2008	2007

FROM OPERATIONS:
Net investment income	$33,789,643	$29,539,836
Net realized gain on investments	64,308	1,431,255
Change in unrealized appreciation/depreciation on investments	(18,929,126)	1,624,145

Net increase in net assets resulting from operations	14,924,825	32,595,236

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends to shareholders from net investment income	(33,075,937)	(28,952,094)
Net realized gain from investment transactions	(1,415,431)	—

Total distributions to shareholders	(34,491,368)	(28,952,094)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	244,202,635	159,489,309
Reinvested dividends and distributions	23,483,113	17,207,808
Redemption of shares	(70,670,856)	(43,249,603)

Increase in net assets derived from beneficial interest transactions	197,014,892	133,447,514

Net increase in net assets	177,448,349	137,090,656
NET ASSETS:
Beginning of period	577,653,632	440,562,976

End of period	$755,101,981	$577,653,632

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Financial Highlights

	For Fiscal Years Ended September 30,
	2008	2007	2006	2005	2004

For a share outstanding throughout the period
Net Asset Value, beginning of period	$9.51	$9.45	$9.41	$9.35	$9.27

Net investment income(3)	0.49	0.55	0.47	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.26)	0.05	0.06	0.07	0.08

Increase from investment operations	0.23	0.60	0.53	0.55	0.55
Dividends to shareholders from net investment income	(0.48)	(0.54)	(0.47)	(0.48)	(0.47)
Distributions in excess of net investment income	—	—	(0.01)	—	—
Distributions from realized capital gains and ordinary income	(0.02)	—	(0.01)	(0.01)	—

Total Distributions	(0.50)	(0.54)	(0.49)	(0.49)	(0.47)

Net increase (decrease) in net asset value	(0.27)	0.06	0.04	0.06	0.08

Net Asset Value, end of period	$9.24	$9.51	$9.45	$9.41	$9.35

Total Return, at Net Asset Value(1)	2.53%	6.59%*	5.72%	6.14%	6.19%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	5.23%	5.78%	4.97%	5.10%	5.08%
Total expenses	0.57%	0.61%	0.61%	0.58%	0.63%
Net expenses	0.55%	0.56%	0.57%	0.55%	0.60%
Net assets, end of period (000s)	$755,102	$577,654	$440,563	$368,429	$312,651

Portfolio turnover rate(2)	7.04%	13.75%	5.27%	4.40%	2.57%

(1)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

*	The total return for fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.

(2)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2008 were $119,044,614 and $27,662,216, respectively.
(3)	Net investment income per share was calculated using an average shares method.

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(a)	Investment Valuation

The values of most investment securities are determined at their market price using prices provided by a national independent pricing service approved by the Fund’s Board of Trustees. In cases where a market price is not available from the pricing service, or where the Fund determines that the “market price” so determined is not reflective of the true “fair value” or realizable value of these securities, the securities are valued at “fair value” as determined in good faith by the Fund’s Board of Trustees. As of September 30, 2008, securities valued at fair value as determined in good faith by the Funds Board of Trustees totaled $141,292,969 or 18.7% of net assets. As part of the process of determining “fair value”, the fund’s Board of Trustees obtained independent broker quotes supporting the valuation for all but $10,192,191 or 1.35% of net assets of the securities valued in good faith by the Board of Trustees at September 30, 2008. In either event, the Fund values the municipal bonds and other securities taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund records amortization of premiums and accretion of original discounts on zero coupon bonds using the effective yield method, in accordance with federal income tax purposes. Short-term debt securities are stated at amortized cost, which approximates fair value.

(b)	Income Taxes

The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations. Accumulated realized capital gains totaled $85,907 as of September 30, 2008.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

Effective October 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 “Accounting for Uncertainty In Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the fund to analyze all open tax years, fiscal years 2003 – 2006 as defined by Statute of Limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(c)	Other/Security Credit Risk

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis. The Fund concentrates its investments in Colorado and, therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in non-rated securities, which may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rate fixed income securities.

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $17,507,602 and such bonds have a market value of $6,346,016, or less than 1% of net assets, as of September 30, 2008. These securities have been identified on the accompanying Schedule of Investments.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

(d)	Uses of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(f)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchases commitments.

(g)	New Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Fund’s investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels: Level 1 — quoted prices in active markets for identical securities; Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associate with investing in those securities. Management is in the process of evaluating the impact of SFAS No. 157 on the Fund’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“SFAS No. 159”), which permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS No. 159 also established presentation and disclosure requirements designed to facilitate comparison between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS No. 159 was effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has evaluated SFAS No. 159 and has determined that there is no impact for the Fund.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures About Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which requires qualitative disclosures about objectives and strategies for using derivatives, gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Fund’s financial statement disclosures.

(2)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, were as follows:

	2008		2007
	Shares	Amount	Shares	Amount

Shares sold	26,000,439	$244,202,635	16,859,280	$159,489,309
Dividends reinvested	2,493,101	23,483,113	1,818,953	17,207,808

	28,493,540	267,685,748	18,678,233	176,697,117
Shares redeemed	(7,516,229)	(70,670,856)	(4,570,409)	(43,249,603)

Net increase in shares outstanding	20,977,311	$197,014,892	14,107,824	$133,447,514

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

(3)	Unrealized Gains and Losses

At September 30, 2008, the net unrealized depreciation on investments of $13,664,003 was comprised of gross appreciation of $13,155,285 and gross depreciation of $26,819,288.

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2008. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

(5)	Earnings Credits on Cash Balances

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $38,959. Earnings credits remaining from fiscal year 2007, from the Fund’s prior custodian, Wells Fargo Investments and Trust resulted in offsetting legal and auditing fees of $59,575.

(6)	Contingencies

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

Trustees Approve Advisory Agreement (Unaudited)

The Board of Trustees (the “Trustees”) of Colorado BondShares — A Tax-Exempt Fund unanimously approved the continuance of the Fund’s Investment Advisory and Service Agreement with Freedom Funds Management Company (“Freedom Funds”) at a meeting held on September 26, 2008. In approving the Advisory Agreement, the Trustees, including the disinterested trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by Freedom Funds or its affiliates in connection with providing services to the Fund, compared the fees charged by Freedom Funds to those paid by similar funds, and analyzed the expenses incurred by Freedom Funds with respect to the Fund.

The Trustees also considered the Fund’s performance relative to a selected peer group, the expense ratio of the Fund in comparison to other funds of comparable size, and other factors. The Trustees determined that the Fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Fund and its shareholders.

Matters considered by the Trustees in connection with its consideration of the Advisory Agreement included, among other things, the following:

1. Investment Adviser Services

Freedom Funds manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objectives and policies. In addition, Freedom Funds administers the Fund’s daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders’ meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. In considering the nature, extent and quality of the services provided by Freedom Funds, the Trustees believe that the services provided by the Freedom Funds have provided the Fund with superior results. At the same time, Freedom Fund’s fee structure is equal to or lower than all but two of the comparable funds. The Trustees noted the Fund’s focus is inherently more labor intensive. Under the circumstances, the Trustees found the fee structure to be justified.

2. Investment Performance

The Trustees reviewed the performance of the Fund compared to other, similar funds, and reported that the current (as of September 25, 2008) net asset value was $9.27 per share and the current distribution yield (based on net asset value) was 5.00% (also as of September 25, 2008). Since the overall structure of the portfolio was satisfactory and the performance of the Fund, measured in terms of distribution yield, was ahead of the other members of its peer group of Colorado funds (higher than the distribution yield of ten comparable Colorado municipal bond funds), no changes to either the type of assets or manner of operations were recommended.

3. Expense Ratios

The Trustees reviewed the performance (measured by distribution yield), fees and expense ratios of ten Colorado municipal bond funds (such ten being the only such funds known to the Trustees at the time). The Fund was at the top of the list in terms of current yield, it had one of the lowest expense ratios. The Trustees considered the fact that the Fund’s unique focus on unrated bonds, while geared toward producing superior investment results, often required additional expenses. While expenses can vary with unrated bonds (principally as a result of litigation with respect to defaulted issues), the Trustees noted the Fund’s performance for the current year.

4. Management Fees and Expenses

The Trustees reviewed the investment advisory fee rates payable by the Fund to Freedom Funds. As part of its review, the Trustees considered the estimated advisory fees and the Fund’s estimated total expense ratio for the one-year period ended September 30, 2008 as compared to a group of ten comparable Colorado municipal bond funds identified by Freedom Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by Freedom Funds, the Trustees concluded that the advisory fees charged by Freedom Funds for the advisory and related services to the Fund and the Fund’s total expense ratio are reasonable.

The management fee is one half of one percent of total net assets managed. Such fee is payable to Freedom Funds on a monthly basis. This fee is comparable to the group of ten competing Colorado municipal bond funds identified by Freedom Funds and is consistent with national funds many times the Fund’s size.

5. Profitability

The Trustees reviewed the level of profits realized by Freedom Funds and relevant affiliates thereof in providing investment and administrative services to the Fund. The Trustees considered the level of profits realized without regard to revenue sharing or other payments by Freedom Funds and its affiliates to third parties in respect to distribution of the Fund’s securities. The Trustees also considered other direct or indirect benefits received by Freedom Funds and its affiliates in connection with its relationship with the Fund and found that there were none.

The Trustees concluded that, in light of the foregoing factors and the nature, extent and quality of the services provided by Freedom Funds, the profits realized by Freedom Funds are reasonable.

6. Economies of Scale

In reviewing advisory fees and profitability, the Trustees also considered the extent to which Freedom Funds and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Trustees acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds, particularly in an environment where costs are rising due to changing regulations. The Trustees reviewed data summarizing the increases and decreases in the assets of the Fund over various time periods, and evaluated the extent to which the total expense ratio of the Fund and Freedom Fund’s profitability may have been effected by such increases or decreases. Between January and September of 2008, total net assets of the Fund under management by Freedom Funds rose about 25.8% (from around $598.7 million to approx. $753.2 million). To the extent that the Fund has been able to obtain information, it appears that redemptions of Fund shares have occurred as a result of factors other than the performance of the Fund, such as tax payments and estate settlements. As a result, the redemptions of Fund’s shares do not appear to follow any pattern and redemptions do not seem to be occurring as a result of any dissatisfaction with the Fund’s performance. The number of shares of the Fund that have been redeemed has been less than the number of new shares issued by the Fund, and as a result the Fund continues to grow at what the Trustees determined was a healthy level.

Based upon the foregoing, the Trustees concluded that the benefits from the economies of scale are currently being shared equitably by Freedom Funds and the Fund. The Trustees also concluded that the structure of the advisory fee can be expected to cause Freedom Funds, its affiliates and the Fund to continue to share such benefits equitably.

After requesting and reviewing these and other factors that they deemed relevant, the Trustees concluded that the continuation of the Advisory Agreement was in the best interest of the Fund and its shareholders.

Freedom Funds also serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency and Service Agreement (the “Service Agreement”). Freedom Fund’s duties under the Service Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. As compensation for these services, the Fund may pay Freedom Funds at a rate intended to represent Freedom Fund’s cost of providing such services. This fee would be in addition to the investment advisory fee payable to Freedom Funds under the Advisory Agreement.

Officers and Trustees of the Fund

The following tables list the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed.

George N. Donnelly is an “interested person” of the Fund as defined in the 1940 Act by virtue of his position as both an officer and a trustee of the Fund as described in the table below. None of the trustees nor the officers of the Fund has any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

Non-Interested Trustees

Position held with
	the Fund and Length	Principal Occupation	Other Directorships
Name, Address and Age	of Time Served	During the Past Five Years:	Held By Director

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 57	Trustee since July 2002	Mr. Ely is currently the Regional Marketing Director for MBIA Municipal Investors Service Corporation in Colorado.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 64	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years.	None

Interested Trustees*

George N. Donnelly[1] 1200 17th Street, Suite 850 Denver CO 80202 Age: 61	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly is currently a Senior Regional Vice President for Phoenix Life Insurance Company.	None

*Andrew B. Shaffer resigned as President, Secretary and Treasurer and Trustee effective September 26, 2008 (and was an “interested person” of the Fund prior to his resignation).

1George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above.

Compensation

The Board met two times during the fiscal year ended September 30, 2008. The following tables show the compensation paid by the Fund to each of the trustees during that year:

Non-Interested Trustees

		Pension or Retirement
		Benefits Accrued	Total compensation
	Aggregate Compensation	As Part of Fund	from Fund Paid to
Name of Person, Position(s) with the Fund	from Fund	Expenses	SUCH PERSON

Bruce G. Ely, Trustee	$400	N/A	$400

James R. Madden, Trustee	400	N/A	400

Interested Trustees

George N. Donnelly, Trustee, Interim President, Secretary and Treasurer#	200	N/A	200

Andrew B. Shaffer*	200	N/A	200

#Appointed as Interim President, Secretary and Treasurer on September 26, 2008.

*Resigned as Trustee, President, Secretary and Treasurer effective September 26, 2008.

No officer or trustee of the Fund received remuneration from the Fund in excess of $60,000 for services to the Fund during the fiscal year ended September 30, 2008. The officers and trustees of the Fund, as a group, received $1,200 in compensation from the Fund for services to the Fund during the 2008 fiscal year.

Other Information (Unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Schedule of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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ITEM 2. CODE OF ETHICS.
(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics (as defined in Item 2 of Form N-CSR), that applies to its President (Principal Executive Officer) and Treasurer (Principal Financial Officer).
(c) There have been no amendments to the code of ethics during the period covered by this report.
(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from the code of ethics.
(f)(3) A copy of the registrant’s code of ethics is available upon request and without charge by calling or writing the registrant at 1200 Seventeenth Street, Suite 850, Denver, Colorado 80202, telephone (303) 572-6990 or (800) 572-0069 (outside Denver).
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a) The registrant’s board of trustees has determined that the registrant does not have an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission pursuant to Item 3 of Form N-CSR, as no single individual appears to meet all of the independence and the financial training/experience qualifications outlined in the instructions to Form N-CSR. The board of trustees, which serves as the audit committee, has determined that it collectively has experience evaluating financial statements and understanding internal control over financial reporting and the audit committee function and has sufficient financial expertise to adequately perform its duties without the addition of an expert.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The following table shows the amount of fees and reimbursable expenses that Anton Collins Mitchell LLP, the registrant’s independent registered public accounting firm, billed to (or is expected to bill to) the registrant during the registrant’s last two fiscal years. For the reporting periods, the audit committee approved in advance all services that Anton Collins Mitchell LLP provided to the registrant.
The aggregate fees billed by (or expected to be billed by) the registrant’s independent registered public accountant firm, for professional services in the registrant’s fiscal years ended September 30, 2008 and 2007 are as follows:

	2008	2007
(a) Audit Fees	$75,514	$56,343	*
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) Other Fees	$0	$0

*	Of this amount, $15,243 was billed in 2008 but related to the 2007 fiscal year audit fees.
The above “Audit Fees” were billed for amounts related to the audit of the registrant’s financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(e)(1) The board of trustees serves as the audit committee and pre-approves all audit and non-audit services to be provided by the registrant’s independent registered public accounting firm.
(e)(2) Not applicable.
(f) Not applicable.

(g) No non-audit fees were billed by the registrant’s independent registered public accounting firm for services rendered to the registrant and the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2008 and 2007.
(h) The registrant’s independent registered public accounting firm did not provide any non-audit services to the registrant in the registrant’s fiscal years ended September 30, 2008 and 2007.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a) Please see the Schedule of Investments contained in the Annual Report included under Item 1 of this Form N-CSR.
(b) Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded, as a result of the material weakness in the registrant’s internal control over financial reporting described below, that the registrant’s disclosure controls and procedures were not effective, as of that date.

In November of 2008 and in connection with its audit of the registrant’s financial statements for the period ended September 30, 2008, Anton Collins Mitchell LLP advised management of the registrant, and management of the registrant agreed with Anton Collins Mitchell LLP, that the registrant did not maintain effective controls over the financial reporting process to eliminate the reasonable possibility that a material misstatement of the registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. Specifically, due to the reliance by the registrant on manual spreadsheets for its primary accounting system and lack of adequate monitoring controls, management failed to detect a financial statement adjustment recorded in the incorrect accounting period. Anton Collins Mitchell LLP’s internal control report, which discusses this matter, is filed as an Exhibit to the registrant’s most recent Form N-SAR.
Subsequent to the discovery of the material weakness in internal control over financial reporting described above, the registrant initiated and plans to undertake changes to its internal control over financial reporting to remediate the aforementioned deficiency and to strengthen the registrant’s internal control processes, by implementing a portfolio management, reporting and accounting system tailored to the investment management industry with the intention of reducing management’s reliance on manual spreadsheets as the registrant’s primary accounting system.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. The registrant initiated and plans to undertake changes to its internal control over financial reporting subsequent to the end of the second fiscal quarter of the period covered by this report as described in paragraph (a) above.
ITEM 12. EXHIBITS.

(a)(1)	Not applicable (See Item 2(f)(3) of this report).

(a)(2)(i)
(99.302)	Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)
(99.302)	Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3)	Not applicable.

(b)
(99.906)	Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Colorado BondShares — A Tax-Exempt Fund

By (Signature and Title)	/s/ George N. Donnelly
George N. Donnelly
Interim President, Secretary and Treasurer

Date: December 10, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: December 10, 2008